The Merger, Offering and Other Related Transactions (2014 Equity Incentive Plan, Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive shares authorized	14,410,000
Conversion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	7,602,408
Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	2,300,000